Convertible Promissory Note (‘Notes’)	12 Months Ended
Mar. 31, 2024
Convertible promissory note (‘Notes’) [Abstract]
Convertible promissory note (‘Notes’)
17	Convertible promissory note (‘Notes’)

The following is a summary of the Company’s Notes payable for which it elected the fair value option as of March 31, 2024 and March 31, 2023:

(In USD)

	Fair Value Outstanding
As at	March 31, 2024	March 31, 2023
Notes	$-	$10,944,727
Total	-	10,944,727

In October 2022, the Company entered into a Convertible Promissory Note agreement with Ananda Small Business Trust for $10,000,000 accruing interest at a simple rate of six percent (6%) per annum. Under the terms of the aforementioned agreement, the Notes were to be converted into the Common Stock of the Company on the successful closing of the SPAC transaction. The Company has not exercised the option to settle the accrued and unpaid interest on the Notes in cash.

The Convertible Promissory Note were converted into the Company’s Common Stock on the consummation of the Business Combination by way of a Reverse Recapitalization. The outstanding principal along with interest at a simple rate of 6% were considered to arrive at 10,715 (1,071,506 prior to Reverse Stock Split) shares at a Conversion Price of $1,000 ($10 prior to Reverse Stock Split) per share.

Pursuant to the Amendment to Note Purchase Agreement dated September 11, 2023, the maturity date of the Notes had been amended to December 31, 2023. All other terms of the Note remains unchanged.

The (gain)/loss on fair value change of the Notes recorded was $(6,990,870) for the year ended March 31, 2024 and $944,727 for the year ended March 31, 2023 which were recognized in the Consolidated Statement of Operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

As of March 31, 2024 and March 31, 2023, the principal balance of the Notes was $NIL and $10,000,000. As of March 31, 2024 and March 31, 2023, the fair value of the Notes of $NIL and $10,944,727, respectively, were recorded on the Consolidated Balance Sheet.

17A	Unsecured promissory note

The following is a summary of the Company’s unsecured promissory note payable as of March 31, 2024 and March 31, 2023:

(In USD)

	Outstanding
As at	March 31, 2024	March 31, 2023
Unsecured promissory note	$2,027,840	$-
Total	2,027,840	-

Prior to Merger in August 2022, the SPAC had issued a interest free Convertible Promissory Note to Ananda Small Business Trust with a principal amount for $2,027,840. The principal amount was repayable in 90 days (the ‘Maturity Date’) from the consummation of the Business Combination by way of a Reverse Recapitalization. The principal balance could have been repaid at any time before the Maturity Date. The Note is also convertible at the option of the holder on the Maturity Date at a Conversion Price of $300 per share ($3 prior to Reverse Stock Split). The principal amount of the unsecured promissory note is still outstanding as on March 31, 2024 amounting to $2,027,840.